Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
OPERATING REVENUES
Revenues	$ 128,981	$ 299,089	$ 262,624	$ 534,138
OPERATING EXPENSES
Direct Cost of Services	74,145	137,876	149,397	248,948
Other Costs	2,050	1,733	2,400	4,201
Total Direct Cost of Services	76,195	139,609	151,797	253,149
Legal and Professional	237,665	255,390	514,234	509,928
Selling, General and Administrative	486,168	4,638,447	970,961	7,607,016
Selling, General and Administrative - Related Parties	15,676	8,775	29,838	23,995
Depreciation and Amortization	42,163	38,752	83,970	75,822
Total Operating Expenses	857,867	5,080,973	1,750,800	8,469,910
Net Loss from Operations	(728,886)	(4,781,884)	(1,488,176)	(7,935,772)
OTHER INCOME AND (EXPENSE)
Interest Expense	(19)	(575)	(682)	(1,126)
Other Income (Expense)	(98)		1,702
Total Other Income (Expense)	(117)	(575)	1,020	(1,126)
Net Loss before Income Taxes	(729,003)	(4,782,459)	(1,487,156)	(7,936,898)
Income Tax Expense			(800)	(332)
NET LOSS	$ (729,003)	$ (4,782,459)	$ (1,487,956)	$ (7,937,230)
Weighted Average Shares - Basic and Diluted	35,786,050	27,642,934	33,388,303	27,642,934
Net Loss Per Share - Basic and Diluted	$ (0.02)	$ (0.17)	$ (0.04)	$ (0.29)